LEASE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Lease
LEASE

9. LEASE

Operating lease right-of-use (“ROU”) asset and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company entered into a commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease term of this operating lease is 3 years. This operating lease is included in “Right-of-use assets, net” on the unaudited condensed consolidated balance sheets and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Operating lease liabilities” on the unaudited condensed consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	September 30, 2025	March 31, 2025
Operating lease:
Right-of-use asset, net	$191,327	$228,439

Operating lease liabilities:
Current operating lease liabilities	$80,813	$78,734
Non-current operating lease liabilities	116,329	156,551

	$197,142	$235,285

For the six months ended September 30, 2025 and 2024, the Company’s total cash outflow for leases were $63,935 and $64,033, respectively.

Operating lease expense for the six months ended September 30, 2025 and 2024 were $42,301 and nil, respectively. Short term lease expenses for the six months ended September 30, 2025 and 2024 were $2,454 and $64,033, respectively.

Other supplemental information about the Company’s operating lease as of September 30, 2025 are as follow:

Weighted average discount rate	5.25%
Weighted average remaining lease term (years)	2.33

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

Year ending September 30,
2026	$87,367
2027	87,367
2028	34,583
Total minimum finance lease liabilities payment	209,317
Less: imputed interest	(12,175)

Future minimum lease liabilities	$197,142

9. LEASE

Operating lease right-of-use (“ROU”) asset and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

During the year ended March 31, 2025, the Company entered into a commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease term of this operating lease is 3 years. This operating lease is included in “Right-of-use assets, net” on the consolidated balance sheets and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Operating lease liabilities” on the consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

As of March 31, 2025
Operating lease:
Right-of-use asset, net	$228,439

Operating lease liabilities:
Current operating lease liabilities	$78,734
Non-current operating lease liabilities	156,551

$235,285

For the years ended March 31, 2025, 2024, and 2023, the Company’s total cash outflow for leases were $132,374, $147,970, and $122,276, respectively.

Operating lease expense for the years ended March 31, 2025, 2024 and 2023 were $8,835, nil and $41,227, respectively. Short term lease expenses for the years ended March 31, 2025, 2024 and 2023 were $128,045, $147,970 and $81,049, respectively.

Other supplemental information about the Company’s operating lease as of March 31, 2025 are as follow:

Weighted average discount rate	5.25%
Weighted average remaining lease term (years)	2.83

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

Year ending March 31,
2026	$87,378
2027	87,378
2028	78,277
Total minimum finance lease liabilities payment	253,033
Less: imputed interest	(17,748)

Future minimum lease liabilities	$235,285